Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Weighted-average maturity of available-for-sale investment securities	4 years 3 months 18 days	6 years
Weighted-average yields of available-for-sale investment securities	2.32%	2.64%
Weighted average maturity of held-to-maturity investment securities	4 years	4 years 6 months
Weighted-average yields of held-to-maturity investment securities	1.92%	2.00%
Fair value of securities pledged	$ 12,600,000,000	$ 17,300,000,000
Fair value of securities pledged as collateral where counterparty has right to repledge or resell	$ 856,000,000	$ 2,100,000,000